Schedule of Investments
(unaudited)
March 31, 2026
BlackRock 60/40 Target Allocation ETF V.I. Fund
2
(Percentages shown are based on Net Assets)
Security Shares Value
Investment Companies
(a)
Equity Funds — 63.1%
iShares Core MSCI Emerging Markets ETF
(b)
. 706,559 $ 49,282,490
iShares Core S&P 500 ETF ............. 184,893 120,773,957
iShares MSCI EAFE Growth ETF
(b)
........ 252,750 28,148,768
iShares MSCI EAFE Value ETF .......... 569,387 42,333,924
iShares MSCI Global Gold Miners ETF
(b)
.... 101,732 8,034,793
iShares MSCI USA Momentum Factor ETF
(b)
. 188,384 45,210,276
iShares MSCI USA Quality Factor ETF ..... 275,741 52,889,881
iShares MSCI USA Value Factor ETF
(b)
..... 86,557 12,307,540
iShares S&P 500 Growth ETF
(b)
.......... 484,682 54,822,381
iShares S&P 500 Value ETF
(b)
........... 295,667 62,430,087
iShares U.S. Aerospace & Defense ETF
(b)
... 67,781 14,827,094
iShares U.S. Technology ETF
(b)
.......... 148,932 27,019,244
518,080,435
Security Shares Value
Fixed-Income Funds — 36.5%
iShares 10-20 Year Treasury Bond ETF
(b)
.... 411,881 $ 41,484,654
iShares Core International Aggregate Bond
ETF
(b)
.......................... 498,881 24,964,005
iShares Core Universal USD Bond ETF
(b)
.... 3,430,474 158,453,594
iShares MBS ETF ................... 438,537 41,639,088
iShares U.S. Treasury Bond ETF
(b)
........ 1,450,445 33,229,695
299,771,036
Total Long-Term Investments — 99.6%
(Cost: $ 759,832,525 ) ................................ 817,851,471
Short-Term Securities
Money Market Funds — 14 .4%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(d)
................... 110,794,821 110,816,980
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55% ..................... 7,057,850 7,057,850
Total Short-Term Securities — 14 .4%
(Cost: $ 117,874,830 ) .............................. 117,874,830
Total Investments — 114 .0%
(Cost: $ 877,707,355 ) .............................. 935,726,301
Liabilities in Excess of Other Assets — (14.0) % ............ (115,130,350)
Net Assets — 100.0% ............................... $ 820,595,951
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock 60/40 Target Allocation ETF V.I. Fund
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 108,320,931 $ 2,580,518
(a)
$ — $ (84,469) $ — $ 110,816,980 110,794,821 $ 151,536
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,790,234 5,267,616
(a)
— — — 7,057,850 7,057,850 23,372 —
iShares 10-20 Year Treasury
Bond ETF ............ 38,133,367 4,181,509 (417,167) (7,535) (405,520) 41,484,654 411,881 274,378 —
iShares Core International
Aggregate Bond ETF .... 22,794,158 2,417,632 (250,876) (3,417) 6,508 24,964,005 498,881 49,041 —
iShares Core MSCI Emerging
Markets ETF .......... 49,598,344 3,399,700 (5,601,252) 1,402,337 483,361 49,282,490 706,559 — —
iShares Core S&P 500 ETF .. 82,152,389 44,709,959 (1,084,453) 389,015 (5,392,953) 120,773,957 184,893 324,110 —
iShares Core Universal USD
Bond ETF ............ 167,768,276 12,311,260 (20,272,771) (2,179,027) 825,856 158,453,594 3,430,474 1,181,878 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF
(c)
.............. 11,362,003 651,999 (11,864,704) 641,281 (790,579) — — 98,228 —
iShares MBS ETF ........ 38,571,813 3,618,778 (417,838) 27,407 (161,072) 41,639,088 438,537 273,054 —
iShares MSCI EAFE Growth
ETF ................ — 29,090,373 (159,807) (6,627) (775,171) 28,148,768 252,750 — —
iShares MSCI EAFE Value ETF 41,075,103 2,682,052 (3,045,300) 721,904 900,165 42,333,924 569,387 — —
iShares MSCI Global Gold
Miners ETF .......... 8,695,485 540,184 (1,935,775) 458,793 276,106 8,034,793 101,732 — —
iShares MSCI USA Momentum
Factor ETF ........... 46,224,497 3,167,091 (2,232,481) 544,594 (2,493,425) 45,210,276 188,384 41,014 —
iShares MSCI USA Quality
Factor ETF ........... 64,181,868 4,152,655 (13,460,178) 2,332,014 (4,316,478) 52,889,881 275,741 113,892 —
iShares MSCI USA Value
Factor ETF ........... — 12,566,406 (69,028) (303) (189,535) 12,307,540 86,557 53,640 —
iShares S&P 100 ETF
(c)
.... 53,822,968 2,581,472 (54,212,309) 2,434,394 (4,626,525) — — — —
iShares S&P 500 Growth ETF 56,175,006 3,980,057 (583,058) 167,785 (4,917,409) 54,822,381 484,682 48,182 —
iShares S&P 500 Value ETF . 66,005,939 4,616,014 (7,868,440) 1,424,316 (1,747,742) 62,430,087 295,667 227,818 —
iShares U.S. Aerospace &
Defense ETF ......... 7,755,247 7,473,001 (128,447) 12,127 (284,834) 14,827,094 67,781 10,089 —
iShares U.S. Technology ETF 28,043,059 1,886,626 (291,822) 176,317 (2,794,936) 27,019,244 148,932 10,236 —
iShares U.S. Treasury Bond
ETF ................ — 33,483,154 (185,286) (1,538) (66,635) 33,229,695 1,450,445 — —
$ 8,449,368 $ (26,470,818) $ 935,726,301 $ 2,880,468 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock 60/40 Target Allocation ETF V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 817,851,471 $ — $ — $ 817,851,471
Short-Term Securities
Money Market Funds ...................................... 117,874,830 — — 117,874,830
$ 935,726,301 $ — $ — $ 935,726,301
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International